Employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Employee benefits [Abstract]
Disclosure of defined benefit plans [text block]
The projected net liability presented on the consolidated statements of financial position is as follows:

	December 31,
	2018	2017	2016
Present value of unfunded obligations	$302,818	252,965	195,019
Present value of funded obligations	197,254	259,245	267,535
Total present value of benefit obligations (PBO)	500,072	512,210	462,554
Plan assets at fair value	(197,254)	(259,245)	(267,535)
Projected liability, net	$302,818	252,965	195,019

Disclosure of actual rate of return and composition rate of plan's assets [text block]
i.
Composition and return of plan assets

	Actual return of the plan assets			Composition of the plan assets
	2018	2017	2016	2018	2017	2016
Fixed income securities	5.10%	7.18%	7.16%	67%	61%	64%
Variable income securities	(10.95)%	12.78%	10.07%	33%	39%	36%
Total				100%	100%	100%

Disclosure of net defined benefit liability (asset) [text block]
ii.
Movements in the present value of defined benefit obligations (PBO)

	2018	2017	2016
PBO as of January 1	$462,986	462,554	447,099
Benefits paid by the plan	(38,393)	(32,940)	(26,031)
Service cost	28,084	28,968	29,604
Interest cost	41,410	40,170	34,857
Actuarial (gains) losses recognized in other comprehensive income	494	13,458	(24,827)
Past service cost – plan amendments	5,491	-	1,852
PBO as of December 31	$500,072	512,210	462,554

Disclosure of fair value of plan assets [text block]
iii.
Movements in the fair value of plan assets

	2018	2017	2016
Plan assets at fair value as of January 1	$259,245	267,535	286,881
Transfer of assets to fund defined contribution benefit plan	(38,327)	(10,664)	(25,600)
Benefits paid by the plan	(16,772)	(17,049)	(9,457)
Expected return on plan assets	23,244	23,342	25,650
Actuarial losses in other comprehensive income	(30,136)	(3,919)	(9,939)
Fair value of plan assets as of December 31	$197,254	259,245	267,535

Disclosure of additional information about defined benefit plans [text block]	iv. Expense recognized in profit and loss
	2018	2017	2016
Current service cost	$28,084	28,968	29,604
Interest cost, net	18,166	16,828	9,207
	$46,250	45,796	38,811

Reserves of remeasurements of defined benefit plans [text block]
v.
Actuarial gains and (losses)

	2018	2017	2016
Amount accumulated as of January, 1	$(140,617)	(123,240)	(138,128)
Recognized during the year	(30,630)	(17,377)	14,888
Amount accumulated as of December, 31	$(171,247)	(140,617)	(123,240)

Disclosure of actuarial assumptions [text block]
vi.
Actuarial assumptions

Primary actuarial assumptions at the consolidated financial statements date (expressed as weighted averages) are as follows.

	2018	2017	2016
Discount rate as of December, 31	10.50%	9.25%	9.00%
Rate for future salary increases	4.50%	4.50%	4.50%
Social security wage increase rate	3.50%	3.50%	3.50%

Disclosure of historical information of defined benefit plan [text block]
vii.
Historical information

	December 31,
	2018	2017	2016
Present value of defined benefit obligation	$500,072	512,210	462,554
Plan assets at fair value	(197,254)	(259,245)	(267,535)
Plan deficit	$302,818	252,965	195,019
Experience adjustments arising from plan liabilities	$494	13,458	(24,827)
Experience adjustments arising from plan assets	$(30,136)	(3,919)	(9,939)

Disclosure of sensitivity analysis for actuarial assumptions [text block]
viii.
Sensitivity analysis of the defined benefits obligations as of December 31, 2018, 2017 and 2016

2018	Pension plan	Seniority premium	Constructive obligation	Total PBO
Discount rate 10.50%	(358,635)	(119,973)	(21,464)	(500,072)
Rate increase (+ 1%)	(313,585)	(109,872)	(20,258)	(443,715)
Rate decrease (- 1%)	(364,699)	(121,572)	(21,649)	(507,920)

2017	Pension plan	Seniority premium	Constructive obligation	Total PBO
Discount rate 9.25%	(343,485)	(99,735)	(68,990)	(512,210)
Rate increase (+ 1%)	(314,460)	(94,308)	(65,113)	(473,881)
Rate decrease (- 1%)	(377,114)	(105,810)	(73,338)	(556,262)

2016	Pension plan	Seniority premium	Constructive obligation	Total PBO
Discount rate 9.00%	(308,885)	(93,877)	(59,792)	(462,554)
Rate increase (+ 1%)	(280,316)	(88,657)	(56,237)	(425,210)
Rate decrease (- 1%)	(312,017)	(99,733)	(63,796)	(475,546)

Disclosure of claims and benefits paid [text block]	ix. Expected cash flows
Total
2019-2029	$482,775